Organization	6 Months Ended
Jun. 30, 2025
Organization [Abstract]
Organization

1. Organization

Shengtao Investment Development Limited (“Shengtao”) was established on March 24, 2020 in British Virgin Islands. On April 23, 2021, Shengtao changed its name to Epsium Enterprise Limited (“Epsium BVI” “the Company” “us” “we”).

Epsium Enterprise Limited (“Epsium HK”) was set up on March 12, 2020 in Hong Kong, SAR China. On March 12, 2020, Mr. Chi Long Lou acquired 100% and 10,000 shares of Epsium HK by paying HK$ 10,000. On May 17, 2021, Epsium BVI purchased 8,000 shares of Epsium HK from Mr. Chi Long Lou by paying HK$ 8,000. On May 17, 2021, Mr. Son I Tam who is the CEO of the Company purchased 1,900 shares of Epsium HK from Mr. Chi Long Lou by paying HK$ 1,900. An individual Mr. Lou Chi Long owns 1% of Epsium HK.

Companhia de Comercio Luz Limitada (“Luz”) was established in 2010, is a limited liability Company, with a share capital of MOP 25,000. It is a Macau registered company with an office address in Alameda Dr. Carlos D’assumpcao, Edf China Civil Plaza 235-243, 14 Andar P, Macau.

On May 12, 2021, Epsium HK acquired 80% of all outstanding shares of Luz at no cost. Son I Tam, the CEO of the Company, has the remaining 20% shares of Luz.

The Company’s business focuses on import trading and wholesale of alcoholic beverages. The products available for sale come from countries/regions, including but not limited to, France, Chile, Australia, China, USA, and Scotland. The brands include, but are not limited to, Moutai, Xijiu, Wuliangye, Remy Martin Cognac, Macallan, Cointreau, Piper Heidsieck Champagne, French Fine Wines (Petrus, Lafite, Latour, Mouton, Margaux, Lynch Bages), and Red & White Wines. All products are sold to the customers through formal and legal channels on the premise of original imported basis. The distribution channels of the Company cover most of the areas in Macau, including chain supermarkets, stores, clubs, restaurants, food courts, bars, hotels, and major gaming groups.

On February 8, 2024, pursuant to the written resolutions signed by all the directors of the Company, the Company accepted the surrender of shares by each shareholder of the Company (the “Share Surrender”) and approved the cancellation of the surrendered shares (the “Share Cancellation”) such that following the Share Surrender and Share Cancellation, the total number of issued shares held by each shareholder of the Company will be reduced to 20% (or 1/5) of such shareholder’s shareholding before the Share Surrender. As a result of the Share Surrender and the Share Cancellation, the total number of issued shares of the Company reduced from 60,002,670 ordinary shares to 12,000,534 ordinary shares, with a par value of $0.00002 per share. The maximum number of shares which the Company is authorized to issue and the par value of each share both remain unchanged following the Share Surrender and the Share Cancellation.

On February 8, 2024, 7 shareholders surrendered 48,002,136 shares back to the Company for cancellation for no consideration. (the “Share Surrender and Share Cancellation”). The maximum number of shares which the Company is authorized to issue and the par value of each share both remain unchanged following the Share Surrender and the Share Cancellation. All shares outstanding were retroactively restated for the effect of Share Surrender.

On March 27, 2025, the Company announced the closing of its initial public offering (the “Offering”) of 1,250,000 ordinary shares at a public offering price of US$4.00 per ordinary share. The ordinary shares began trading on the Nasdaq Capital Market on March 26, 2025 under the ticker symbol “EPSM.” The Company received aggregate gross proceeds of US$5,000,000 from the Offering; after deducting underwriting discounts and other related expenses, the company received $4,240,500 in net proceeds from the IPO. In addition, the Company has granted the underwriters a 45-day option to purchase up to an additional 187,500 ordinary shares at the public offering price, less underwriting discounts. On April 16, 2025, the underwriter fully exercised the over-allotment option to purchase an additional 187,500 Ordinary Shares. The Company received $667,500 in net proceeds from the exercise of the over-allotment option, after deducting underwriting discounts and other estimated expenses payable by the Company. The closing of the over-allotment option took place on April 17, 2025.

On April 11, 2025, a subsidiary of the Company entered into an exclusive agent agreement (the “Exclusive Agent Agreement”) with an independent third-party agent incorporated in Hong Kong. This agreement authorizes the agent to exclusively represent the Company in the negotiation and acquisition of biotech-related intellectual property and projects for application in the wine vintage sector.

The Company and its subsidiaries are actively identifying and exploring investment opportunities to broaden their revenue base. The Board believes that the Exclusive Agent Agreement will facilitate the exploration of additional opportunities in biotech-related intellectual property and its applications in wine vintage, thereby diversifying the Group’s existing business portfolio.

The Exclusive Agent Agreement included total consideration of $100,000 for the service fees, with $50,000 paid upon signing of this agreement and $50,000 paid upon completion of the acquisition facilitated; also it required $900,000 refundable deposits to lock up at least a 6-month exclusive period. The Exclusive Agent Agreement is valid for twelve months from the date of the Exclusive Agent Agreement, unless terminated by either party with 30 days’ written notice.

On June 11, 2025, Mr. Son I, Tam who is the CEO of the Company purchased 100 shares of Epsium HK from Mr. Chi Long Lou by paying HK$1. After the purchases, Epsium BVI owns 80% of Epsium HK and Mr. Son I, Tam owns 20% of Epsium HK.

On August 22, 2025, the Company held an Extraordinary General Meeting at which shareholders: 1 approved re-designation and re-classification of the Company’s share capital into 800,000,000 Class A Ordinary Shares, 100,000,000 Class B Ordinary Shares (each carrying 20 votes), and 100,000,000 Preferred Shares. 2 approved amendments to the Company’s Memorandum and Articles of Association to reflect the new share structure and adopted the Second Amended and Restated M&A. 3 authorized the repurchase of 10,800,000 Class A Ordinary Shares from Son I Tam and the simultaneous issuance of 10,800,000 Class B Ordinary Shares to him, resulting in his acquisition of approximately 1% of the Company’s total authorized share capital.

On October 6, 2025, Son I Tam converted 26,000 Class B Ordinary Shares into an equivalent number of Class A Ordinary Shares. Following this conversion, Son I Tam subsequently sold 11,500 Class A Ordinary Shares in the open market. Consequently, Son I Tam is current holding consists of 14,500 Class A Ordinary Shares.

The unaudited consolidated financial statements presented herein consolidate the financial statements of Epsium, with the financial statements of its subsidiaries in the following structure chart:

	Class A Ordinary Shares		Class B Ordinary Shares		Total
	Beneficially Owned		Beneficially Owned		Voting
	Number	Percent	Number	Percent	Power*
Directors and Executive Officers:
Son I Tam	14,500	0.54%	10,774,000	100%	98.79%
Ut Ha Lei	-	-	-	-	-
Siu Keung Yeung	-	-	-	-	-
Kewei Joshua Cui	-	-	-	-	-
Ming Yin Gordon Au Yeung	-	-	-	-	-
All directors and executive officers as a group	14,500	0.54%	10,774,000	100%	98.79%

5% Principal Shareholders:
Son I Tam	14,500	0.54%	10,774,000	100%	98.79%

*	Represents the voting power with respect to all of our Class A Ordinary Shares and Class B Ordinary Shares, voting as a single class. According to our Second Amended Memorandum and Articles of Association, holders of Class A Ordinary Shares are entitled to one vote per share on all matters subject to the vote at general meetings of the Company, and holders of Class B Ordinary Shares are entitled to 20 votes per share on all matters subject to the vote at general meetings of the Company.

Based on the structure, Mr. Son I Tam, our CEO, Chairman, and principal shareholder, constructively owns 99.23% of Luz. The Company and its subsidiaries are considered under common control.